Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit after tax		£ 5,323	£ 5,973	£ 7,056
Currency translation reserve
Currency translation differences	[1]	(1,110)	2,032	(131)
Tax		9	0	0
Fair value through other comprehensive income reserve movements relating to debt securities
Net gains/(losses) from changes in fair value		1,486	(7,516)	(1,668)
Net (gains)/losses transferred to net profit on disposal		(26)	111	(305)
Net (gains)/losses relating to (releases of) impairment		(1)	9	(8)
Net (losses)/gains due to fair value hedging		(1,184)	5,452	1,354
Tax		(78)	523	198
Cash flow hedging reserve
Net gains/(losses) from changes in fair value		4,447	(9,052)	(2,280)
Net losses/(gains) transferred to net profit		423	339	(1,173)
Tax		(1,342)	2,331	1,025
Other comprehensive income/(loss) that may be recycled to profit or loss		2,624	(5,771)	(2,988)
Other comprehensive income/(loss) not recycled to profit or loss:
Retirement benefit remeasurements		(1,193)	(754)	1,298
Fair value through other comprehensive income reserve movements relating to equity instruments		(3)	228	141
Own credit		(983)	2,092	(106)
Tax		611	(156)	(563)
Other comprehensive (loss)/income not recycled to profit or loss		(1,568)	1,410	770
Other comprehensive income/(loss) for the year		1,056	(4,361)	(2,218)
Total comprehensive income for the year		6,379	1,612	4,838
Attributable to:
Equity holders of the parent		6,315	1,567	4,791
Non-controlling interests		64	45	47
Total comprehensive income for the year		£ 6,379	£ 1,612	£ 4,838

[1]	Includes nil gain (2022: £1m gain; 2021: £26m loss ) on recycling of currency translation differences to net profit.